EVENTS DURING THE REPORTING PERIOD - Disclosure of assets purchased and the liabilities assumed (Roseman Engineering Ltd.) (Details) - Apr. 01, 2024 - Roseman Engineering Ltd And Roseman Holdings Limited [Member]
₪ in Thousands, $ in Thousands
	ILS (₪)	USD ($)
Disclosure of detailed information about business combination [line items]
Cash	₪ 15,200	$ 4,089
Deferred consideration	2,500	769
Issuance of Ordinary Shares	₪ 1,900	505
Total		5,363
Amounts recognized on the acquisition date:
Cash and cash equivalents		401
Trade receivables		2,643
Inventory		1,269
Right of use assets		1,466
Other receivables		284
Property and equipment		158
Deferred Income		(693)
Trade payables		(635)
Other liabilities		(754)
Other Payables		(1,744)
Lease liabilities		(1,466)
Total		929
Goodwill and identifiable intangible assets		4,434
Total		$ 5,363